Other Receivables and Prepayments	12 Months Ended
Mar. 31, 2020
Receivables [Abstract]
OTHER RECEIVABLES AND PREPAYMENTS
4.	OTHER RECEIVABLES AND PREPAYMENTS

Other receivables and prepayments consist of the following:

	March 31, 2020	March 31, 2019
Referral services	$98,762	$-
Advance to service providers	458,702	196,456
Deposits for leases due within one operating period	1,905	2,982
Interest receivables	138,432	415,791
Others	110,796	6,003
	808,597	621,232
Allowance for doubtful accounts	(103,433)	-
	$705,164	$621,232